Leases - Maturity Analysis of Undiscounted Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Unguaranteed residual value for operating leases	$ 48	$ 81
Maturity analysis of the undiscounted lease payments
2021	50
2022	15
2023	2
2024	0
Total undiscounted cash flows	$ 67